Deferred Tax Assets and Liabilities	12 Months Ended
Dec. 31, 2017
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Deferred Tax Assets and Liabilities
18.	DEFERRED TAX ASSETS AND LIABILITIES

The amount of deferred tax assets and liabilities by type of temporary difference can be detailed as follows:

	2017
Million US dollar	Assets	Liabilities	Net

Property, plant and equipment	324	(2 586)	(2 262)
Intangible assets	113	(11 387)	(11 274)
Inventories	114	(63)	51
Trade and other receivables	148	(62)	86
Interest-bearing loans and borrowings	431	(646)	(215)
Employee benefits	663	(10)	653
Provisions	562	(17)	545
Derivatives	40	(49)	(9)
Other items	200	(796)	(596)
Loss carry forwards	1 130	—	1 130

Gross deferred tax assets/(liabilities)	3 725	(15 616)	(11 891)

Netting by taxable entity	(2 509)	2 509	—

Net deferred tax assets/(liabilities)	1 216	(13 107)	(11 891)

	2016
Million US dollar	Assets	Liabilities	Net

Property, plant and equipment	533	(4 017)	(3 484)
Intangible assets	200	(14 863)	(14 663)
Inventories	145	(95)	50
Trade and other receivables	74	(59)	15
Interest-bearing loans and borrowings	322	(456)	(134)
Employee benefits	704	(22)	682
Provisions	578	(234)	344
Derivatives	42	(30)	12
Other items	147	(1 119)	(972)
Loss carry forwards	1 278	—	1 278
Reclassified as held for sale	(4)	1 459	1 455

Gross deferred tax assets/(liabilities)	4 019	(19 436)	(15 417)

Netting by taxable entity	(2 758)	2 758	—

Net deferred tax assets/(liabilities) as reported	1 261	(16 678)	(15 417)
Adjustments	—	1 975	1 975
Net deferred tax assets/(liabilities) as adjusted	1 261	(14 703)	(13 442)

The change in net deferred taxes recorded in the consolidated statement of financial position can be detailed as follows:

Million US dollar	2017	2016	2015

Balance at 1 January as reported	(15 417)	(10 780)	(11 643)
Adjustments	1 975	—	—

Balance at 1 January as adjusted	(13 442)	(10 780)	(11 643)
Recognized in profit or loss	1 912	(116)	(199)
Recognized in other comprehensive income	(134)	(204)	893
Acquisitions through business combinations	(74)	(5 623)	(7)
Reclassified as held for sale	—	1 455	—
Other movements and effect of changes in foreign exchange rates	(153)	(149)	176

Balance at 31 December as reported	(11 891)	(15 417)	(10 780)
Balance at 31 December as adjusted	—	(13 442)	—

Following the US Tax reform enancted on 22 December 2017 whereby the US Federal tax rate was reduced from 35% to 21%, the company adjusted the deferred tax liabilities set up in 2008 in line with IFRS, as part of the purchase price accounting of the combination with Anheuser Busch and certain deferred tax assets. This adjustment provisionally estimated at 1.8 billion US dollar was recognized as a exceptional tax gain – see also Note 12 – Income Taxes.

Most of the temporary differences are related to the fair value adjustment on intangible assets with indefinite useful lives and property, plant and equipment acquired through business combinations. The realization of such temporary differences is unlikely to revert within 12 months.

On 31 December 2017, a deferred tax liability of 111m US dollar (2016: 121m US dollar; 2015: 235m US dollar) relating to investment in subsidiaries has not been recognized because management believes that this liability will not be incurred in the foreseeable future.

Tax losses carried forward and deductible temporary differences on which no deferred tax asset is recognized amount to 4 449m US dollar (2016: 4 499m US dollar; 2015: 2 766m US dollar). 2 077m US dollar of these tax losses and deductible temporary differences do not have an expiration date, 67m US dollar, 88m US dollar and 116m US dollar expire within respectively 1, 2 and 3 years, while 2 101m US dollar have an expiration date of more than 3 years. Deferred tax assets have not been recognized on these items because it is not probable that future taxable profits will be available against which these tax losses and deductible temporary differences can be utilized and the company has no tax planning strategy currently in place to utilize these tax losses and deductible temporary differences.